Notes to the consolidated statements of income - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Personnel expenses
Wages and salaries | €	€ 6,242,754	€ 6,425,067	€ 6,437,582
Social security contributions and cost of retirement benefits and social assistance | €	1,408,300	1,363,751	1,330,628
thereof retirement benefits | €	185,119	199,265	194,307
Personnel expenses | €	€ 7,651,054	€ 7,788,818	€ 7,768,210
Employees by function
Production and services	95,025	96,938	105,894
Administration	7,920	8,339	9,118
Sales and marketing	6,627	7,212	6,808
Research and development	1,452	1,351	1,300
Total employees	111,024	113,840	123,120
Administration personnel previously recorded in sales and marketing
Employees by function
Number of employees reclassified		1,071	1,185